Goodwill - Changes in carrying amount of goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Goodwill [Line Items]
Beginning balance	¥ 338,288
Goodwill acquired	22,786		¥ 338,288
Ending balance	361,074	$ 51,865	338,288
Yitian Xindong Business
Goodwill [Line Items]
Beginning balance	338,288
Goodwill acquired			338,288
Ending balance	338,288		¥ 338,288
Tianbo Business
Goodwill [Line Items]
Goodwill acquired	22,786
Ending balance	¥ 22,786